Related Party Transactions (Details)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Related Party Transactions [Line Items]
Square feet | ft²	5,382
Related Party [Member]
Related Party Transactions [Line Items]
Amount due | $	$ 772,489	$ 48,042